Quarterly Holdings Report
for
VIP Stock Selector All Cap Portfolio
September 30, 2024
VSACI-NPRT3-1124
1.9904323.102
Common Stocks - 98.9%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	58,000	10,459,157
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States) (b)	72,700	4,440,516
CANADA - 1.5%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp	7,100	50,765
Lionsgate Studios Corp (c)	54,916	392,649
		443,414
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	102,300	7,381,757
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	85,100	4,704,741
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Africa Oil Corp	1,692,800	2,190,395
Athabasca Oil Corp (d)	1,311,500	4,654,664
Imperial Oil Ltd	200,100	14,077,796
MEG Energy Corp	561,400	10,547,654
		31,470,509
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	7,805	9,854,978
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (d)	72,500	2,854,325
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (d)	83,900	6,723,746
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (d)(e)	2,600	0
TOTAL INFORMATION TECHNOLOGY		6,723,746

Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (d)	244,800	3,641,817
Teck Resources Ltd Class B (United States)	45,600	2,382,144
		6,023,961
TOTAL CANADA		69,457,431
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (d)	60,000	8,958,600
FRANCE - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
Ubisoft Entertainment SA (d)	109,100	1,224,920
Information Technology - 0.3%
IT Services - 0.3%
Capgemini SE	65,100	14,055,131
TOTAL FRANCE		15,280,051
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (d)	34,330	4,077,374
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (d)	419,377	1,690,089
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Financial Holdings SA	816,300	3,476,550
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	41,600	2,602,496
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Ireland Group PLC	576,000	6,430,979
NETHERLANDS - 0.5%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (d)	22,600	12,251,008
Merus NV (d)	84,510	4,222,120
		16,473,128
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	12,200	10,165,650
TOTAL NETHERLANDS		26,638,778
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	302,400	5,655,158
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
Popular Inc	110,000	11,029,700
SINGAPORE - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Sea Ltd Class A ADR (d)	119,800	11,294,744
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG (United States)	200,472	6,196,590
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	42,300	7,346,241
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (United Kingdom) (d)	17,400	4,088,460
Consumer Staples - 0.2%
Beverages - 0.1%
Diageo PLC	123,653	4,319,188
Food Products - 0.0%
Nomad Foods Ltd	107,982	2,058,137
Tobacco - 0.1%
British American Tobacco PLC ADR	79,000	2,889,820
TOTAL CONSUMER STAPLES		9,267,145

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	116,600	3,058,417
Financials - 0.2%
Capital Markets - 0.1%
London Stock Exchange Group PLC	35,600	4,874,033
Insurance - 0.1%
Beazley PLC	569,750	5,796,745
TOTAL FINANCIALS		10,670,778

Health Care - 0.2%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (d)	35,000	1,089,550
Pharmaceuticals - 0.2%
Astrazeneca PLC	48,000	7,477,749
TOTAL HEALTH CARE		8,567,299

TOTAL UNITED KINGDOM		35,652,099
UNITED STATES - 94.1%
Communication Services - 8.2%
Diversified Telecommunication Services - 0.3%
AT&T Inc	763,300	16,792,600
Entertainment - 1.3%
Lions Gate Entertainment Corp Class B (d)	105,700	731,444
Live Nation Entertainment Inc (d)	36,000	3,941,640
Netflix Inc (d)	31,100	22,058,297
ROBLOX Corp Class A (d)	75,100	3,323,926
Roku Inc Class A (d)	24,600	1,836,636
Spotify Technology SA (d)	10,300	3,795,859
TKO Group Holdings Inc Class A	41,023	5,074,955
Walt Disney Co/The	218,100	20,979,039
		61,741,796
Interactive Media & Services - 6.4%
Alphabet Inc Class A	996,500	165,269,525
Bumble Inc Class A (d)	95,500	609,290
Match Group Inc (d)	27,500	1,040,600
Meta Platforms Inc Class A	235,000	134,523,400
Pinterest Inc Class A (d)	100,600	3,256,422
Snap Inc Class A (d)	487,400	5,215,180
		309,914,417
Media - 0.2%
Altice USA Inc Class A (d)	1,146,056	2,819,298
Ibotta Inc Class A (d)	2,000	123,220
Liberty Broadband Corp Class A (d)	97,400	7,482,268
		10,424,786
TOTAL COMMUNICATION SERVICES		398,873,599

Consumer Discretionary - 10.1%
Automobile Components - 0.1%
Aptiv PLC (d)	78,100	5,623,981
Automobiles - 1.1%
Tesla Inc (d)	201,863	52,813,417
Broadline Retail - 4.0%
Amazon.com Inc (d)	992,436	184,920,600
Etsy Inc (d)	46,100	2,559,933
		187,480,533
Distributors - 0.1%
LKQ Corp	131,100	5,233,512
Diversified Consumer Services - 0.1%
Service Corp International/US	57,100	4,506,903
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (d)	68,400	8,673,804
Booking Holdings Inc	3,162	13,318,723
Caesars Entertainment Inc (d)	90,200	3,764,948
Churchill Downs Inc	56,630	7,656,942
Domino's Pizza Inc	21,054	9,056,168
Hilton Worldwide Holdings Inc	47,178	10,874,529
Marriott International Inc/MD Class A1	53,295	13,249,137
McDonald's Corp	30,147	9,180,063
Red Rock Resorts Inc Class A	59,700	3,250,068
Starbucks Corp	103,600	10,099,964
Yum! Brands Inc	63,300	8,843,643
		97,967,989
Household Durables - 0.2%
DR Horton Inc	32,600	6,219,102
PulteGroup Inc	26,700	3,832,251
		10,051,353
Leisure Products - 0.0%
Brunswick Corp/DE	27,600	2,313,432
Specialty Retail - 1.8%
Foot Locker Inc	98,800	2,552,991
Home Depot Inc/The	38,224	15,488,365
Lowe's Cos Inc	161,489	43,739,296
TJX Cos Inc/The	192,420	22,617,047
Valvoline Inc (d)	64,919	2,716,860
		87,114,559
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica Inc (d)	15,000	4,070,250
NIKE Inc Class B	147,569	13,045,100
PVH Corp	87,240	8,796,409
Tapestry Inc	174,997	8,221,359
		34,133,118
TOTAL CONSUMER DISCRETIONARY		487,238,797

Consumer Staples - 5.6%
Beverages - 2.3%
Boston Beer Co Inc/The Class A (d)	29,750	8,601,915
Brown-Forman Corp Class B (b)	57,300	2,819,160
Celsius Holdings Inc	26,800	840,448
Coca-Cola Co/The	505,800	36,346,788
Constellation Brands Inc Class A	30,585	7,881,449
Keurig Dr Pepper Inc	703,600	26,370,928
Monster Beverage Corp (d)	213,100	11,117,427
PepsiCo Inc	69,400	11,801,470
		105,779,585
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc	193,600	3,577,728
BJ's Wholesale Club Holdings Inc (d)	44,800	3,695,104
Target Corp	64,835	10,105,183
Walgreens Boots Alliance Inc	56,800	508,928
Walmart Inc	279,100	22,537,325
		40,424,268
Food Products - 0.7%
Archer-Daniels-Midland Co	110,799	6,619,132
JM Smucker Co	81,700	9,893,871
Lamb Weston Holdings Inc	71,800	4,648,332
Mondelez International Inc	102,700	7,565,909
Simply Good Foods Co/The (d)	14,100	490,257
TreeHouse Foods Inc (d)	80,426	3,376,283
Tyson Foods Inc Class A	34,900	2,078,644
		34,672,428
Household Products - 1.0%
Clorox Co/The	5,700	928,587
Energizer Holdings Inc	306,100	9,721,736
Procter & Gamble Co/The	212,200	36,753,040
		47,403,363
Personal Care Products - 0.6%
Estee Lauder Cos Inc/The Class A	123,300	12,291,777
Kenvue Inc	743,300	17,192,529
		29,484,306
Tobacco - 0.2%
Philip Morris International Inc	93,700	11,375,179
TOTAL CONSUMER STAPLES		269,139,129

Energy - 2.6%
Energy Equipment & Services - 0.1%
Expro Group Holdings NV (d)	148,800	2,554,896
Weatherford International PLC	34,000	2,887,280
		5,442,176
Oil, Gas & Consumable Fuels - 2.5%
DT Midstream Inc	34,300	2,698,038
Exxon Mobil Corp	659,700	77,330,034
Hess Corp	36,900	5,011,020
Marathon Petroleum Corp	48,900	7,966,299
PBF Energy Inc Class A	55,100	1,705,345
Shell PLC ADR	224,800	14,825,560
Valero Energy Corp	67,000	9,047,010
		118,583,306
TOTAL ENERGY		124,025,482

Financials - 12.1%
Banks - 4.3%
Bancorp Inc/The (d)	181,200	9,694,200
Bank of America Corp	780,312	30,962,780
Citigroup Inc	306,255	19,171,563
East West Bancorp Inc	66,162	5,474,244
JPMorgan Chase & Co	134,118	28,280,121
KeyCorp	411,510	6,892,793
M&T Bank Corp	95,261	16,967,889
PNC Financial Services Group Inc/The	95,330	17,621,751
US Bancorp	511,800	23,404,614
Wells Fargo & Co	803,347	45,381,072
		203,851,027
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	176,264	12,666,331
BlackRock Inc	5,500	5,222,305
Cboe Global Markets Inc	52,575	10,771,040
Charles Schwab Corp/The	21,700	1,406,377
Coinbase Global Inc Class A (d)	4,178	744,394
Intercontinental Exchange Inc	137,500	22,088,000
LPL Financial Holdings Inc	48,263	11,227,422
MarketAxess Holdings Inc	59,717	15,299,495
Morgan Stanley	309,299	32,241,328
Northern Trust Corp	92,200	8,300,766
State Street Corp	183,100	16,198,857
Tradeweb Markets Inc Class A	54,700	6,764,749
Virtu Financial Inc Class A	268,747	8,186,034
		151,117,098
Consumer Finance - 0.2%
Discover Financial Services	63,904	8,965,092
OneMain Holdings Inc	55,599	2,617,045
		11,582,137
Financial Services - 2.6%
Apollo Global Management Inc	144,535	18,053,867
Block Inc Class A (d)	260,541	17,490,117
Fiserv Inc (d)	107,112	19,242,671
Marqeta Inc Class A (d)	811,881	3,994,455
PayPal Holdings Inc (d)	70,100	5,469,903
Visa Inc Class A	229,381	63,068,306
Voya Financial Inc	9,200	728,823
		128,048,142
Insurance - 1.9%
Arthur J Gallagher & Co	40,664	11,441,630
Chubb Ltd	90,468	26,090,067
Hartford Financial Services Group Inc/The	108,381	12,746,689
Marsh & McLennan Cos Inc	92,351	20,602,585
Reinsurance Group of America Inc	33,623	7,325,443
Travelers Cos Inc/The	44,433	10,402,654
Unum Group	91,740	5,453,025
		94,062,093
TOTAL FINANCIALS		588,660,497

Health Care - 10.6%
Biotechnology - 1.8%
Alnylam Pharmaceuticals Inc (d)	42,800	11,771,284
Blueprint Medicines Corp (d)	38,600	3,570,500
Cargo Therapeutics Inc (d)	95,500	1,761,975
Cytokinetics Inc (d)	82,500	4,356,000
Exact Sciences Corp (d)	160,000	10,899,200
Janux Therapeutics Inc (d)	60,000	2,725,800
Keros Therapeutics Inc (d)	40,000	2,322,800
Legend Biotech Corp ADR (d)	196,000	9,551,080
MoonLake Immunotherapeutics Class A (d)	12,463	628,384
Nuvalent Inc Class A (d)	40,000	4,092,000
Oruka Therapeutics Inc (b)	65,000	1,593,150
Regeneron Pharmaceuticals Inc (d)	20,400	21,445,296
Spyre Therapeutics Inc	40,000	1,176,400
Vaxcyte Inc (d)	84,000	9,598,680
		85,492,549
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp (d)	708,000	59,330,400
Glaukos Corp (d)	58,500	7,621,380
Inspire Medical Systems Inc (d)	30,500	6,437,025
Insulet Corp (d)	72,500	16,874,375
Intuitive Surgical Inc (d)	13,500	6,632,145
Masimo Corp (d)	90,500	12,066,365
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	1,141	13,818
Penumbra Inc (d)	100,000	19,431,000
Stryker Corp	58,500	21,133,710
		149,540,218
Health Care Providers & Services - 2.7%
agilon health Inc (d)	420,000	1,650,600
Alignment Healthcare Inc (d)	300,000	3,546,000
Cigna Group/The	51,000	17,668,440
CVS Health Corp	40,000	2,515,200
Humana Inc	12,500	3,959,250
LifeStance Health Group Inc (d)	538,900	3,772,300
McKesson Corp	28,000	13,843,760
Molina Healthcare Inc (d)	12,800	4,410,368
Privia Health Group Inc (d)	325,000	5,918,250
Surgery Partners Inc (d)	276,600	8,917,584
UnitedHealth Group Inc	112,800	65,951,904
		132,153,656
Health Care Technology - 0.1%
Phreesia Inc (d)	100,000	2,279,000
Veeva Systems Inc Class A (d)	40,500	8,499,735
		10,778,735
Life Sciences Tools & Services - 1.4%
10X Genomics Inc Class A (d)	199,300	4,500,194
Bruker Corp	92,500	6,388,050
Danaher Corp	126,500	35,169,530
IQVIA Holdings Inc (d)	24,800	5,876,856
Thermo Fisher Scientific Inc	23,800	14,721,966
		66,656,596
Pharmaceuticals - 1.5%
Eli Lilly & Co	48,400	42,879,496
Merck & Co Inc	195,000	22,144,200
Royalty Pharma PLC Class A	130,000	3,677,700
Structure Therapeutics Inc ADR (d)	50,000	2,194,500
		70,895,896
TOTAL HEALTH CARE		515,517,650

Industrials - 9.8%
Aerospace & Defense - 2.5%
Axon Enterprise Inc (d)	20,000	7,992,000
Boeing Co (d)	98,600	14,991,144
GE Aerospace	160,000	30,172,800
General Dynamics Corp	35,500	10,728,100
HEICO Corp Class A	26,000	5,297,760
Howmet Aerospace Inc	147,700	14,806,925
Lockheed Martin Corp	22,300	13,035,688
RTX Corp	32,400	3,925,584
TransDigm Group Inc	15,400	21,977,802
		122,927,803
Air Freight & Logistics - 0.3%
FedEx Corp	49,300	13,492,424
Building Products - 0.8%
AZEK Co Inc/The Class A (d)	202,600	9,481,680
Carlisle Cos Inc	10,800	4,857,300
Trane Technologies PLC	63,000	24,489,990
		38,828,970
Commercial Services & Supplies - 0.4%
Cintas Corp	26,400	5,435,232
Waste Connections Inc (United States)	70,800	12,660,456
		18,095,688
Construction & Engineering - 0.4%
EMCOR Group Inc	11,800	5,080,254
Quanta Services Inc	31,600	9,421,540
WillScot Holdings Corp (d)	111,200	4,181,120
		18,682,914
Electrical Equipment - 1.1%
AMETEK Inc	135,200	23,215,192
Eaton Corp PLC	46,100	15,279,384
GE Vernova Inc	44,075	11,238,244
Vertiv Holdings Co Class A	46,500	4,626,285
		54,359,105
Ground Transportation - 1.3%
CSX Corp	393,900	13,601,367
Old Dominion Freight Line Inc	98,900	19,645,496
Uber Technologies Inc (d)	207,600	15,603,216
Union Pacific Corp	56,500	13,926,120
		62,776,199
Machinery - 2.8%
Caterpillar Inc	57,500	22,489,400
Chart Industries Inc (d)	29,600	3,674,544
Deere & Co	44,600	18,612,918
Dover Corp	116,000	22,241,840
Fortive Corp	157,500	12,431,475
Ingersoll Rand Inc	253,900	24,922,824
Parker-Hannifin Corp	47,600	30,074,632
		134,447,633
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd	28,100	3,734,490
Watsco Inc	19,600	9,640,848
		13,375,338
TOTAL INDUSTRIALS		476,986,074

Information Technology - 27.6%
Communications Equipment - 0.1%
Ciena Corp (d)	114,913	7,077,492
IT Services - 1.5%
Cognizant Technology Solutions Corp Class A	119,500	9,223,010
EPAM Systems Inc (d)	66,300	13,195,689
MongoDB Inc Class A (d)	58,100	15,707,335
Okta Inc Class A (d)	147,100	10,935,414
Snowflake Inc Class A (d)	74,700	8,580,042
Twilio Inc Class A (d)	225,100	14,681,022
		72,322,512
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices Inc (d)	182,110	29,880,609
Analog Devices Inc	181,300	41,729,821
Lattice Semiconductor Corp (d)	40,700	2,159,949
Marvell Technology Inc	87,200	6,288,864
Microchip Technology Inc	93,300	7,491,057
Micron Technology Inc	265,800	27,566,118
NVIDIA Corp	1,783,800	216,624,672
ON Semiconductor Corp (d)	240,200	17,440,922
Skyworks Solutions Inc	2,469	243,863
SolarEdge Technologies Inc (b)(d)	87,700	2,009,207
		351,435,082
Software - 13.6%
Adobe Inc (d)	104,200	53,952,676
Atlassian Corp Class A (d)	112,100	17,802,601
Autodesk Inc (d)	84,600	23,305,608
BILL Holdings Inc (d)	127,691	6,736,977
BlackLine Inc (d)	234,111	12,908,881
Datadog Inc Class A (d)	98,600	11,344,916
Elastic NV (d)	178,000	13,663,280
Five9 Inc (d)	507,448	14,578,981
Gen Digital Inc	150,842	4,137,596
HubSpot Inc (d)	35,000	18,606,000
Microsoft Corp	794,600	341,916,381
OpenAI Global LLC rights (c)(d)(e)	403,380	403,380
Palo Alto Networks Inc (d)	35,700	12,202,260
PTC Inc (d)	14,184	2,562,481
Salesforce Inc	230,900	63,199,639
Tenable Holdings Inc (d)	343,900	13,934,828
Unity Software Inc (b)(d)	293,400	6,636,708
Workday Inc Class A (d)	78,100	19,088,421
Workiva Inc Class A (d)	193,900	15,341,368
		652,322,982
Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc	1,063,600	247,818,800
TOTAL INFORMATION TECHNOLOGY		1,330,976,868

Materials - 2.2%
Chemicals - 1.5%
Air Products and Chemicals Inc	25,400	7,562,596
Axalta Coating Systems Ltd (d)	116,900	4,230,611
Balchem Corp	18,200	3,203,200
Chemours Co/The	201,400	4,092,448
Corteva Inc	81,800	4,809,022
Dow Inc	149,900	8,189,037
Ecolab Inc	40,300	10,289,799
Element Solutions Inc	132,900	3,609,564
Linde PLC	47,700	22,746,222
Sherwin-Williams Co/The	6,300	2,404,521
Tronox Holdings PLC	202,000	2,955,260
		74,092,280
Construction Materials - 0.1%
Martin Marietta Materials Inc	10,700	5,759,275
Containers & Packaging - 0.2%
AptarGroup Inc	31,200	4,997,928
Avery Dennison Corp	14,900	3,289,324
International Paper Co	57,300	2,799,105
		11,086,357
Metals & Mining - 0.4%
ATI Inc (d)	43,400	2,903,894
Freeport-McMoRan Inc	99,200	4,952,064
Hecla Mining Co	208,200	1,388,694
Nucor Corp	32,900	4,946,186
Steel Dynamics Inc	25,400	3,202,432
		17,393,270
TOTAL MATERIALS		108,331,182

Real Estate - 2.8%
Health Care REITs - 0.3%
Omega Healthcare Investors Inc	103,700	4,220,590
Ventas Inc	150,800	9,670,804
		13,891,394
Hotel & Resort REITs - 0.1%
Ryman Hospitality Properties Inc	28,700	3,077,787
Industrial REITs - 0.3%
Prologis Inc	96,565	12,194,228
Terreno Realty Corp	54,200	3,622,186
		15,816,414
Real Estate Management & Development - 0.3%
Compass Inc Class A (d)	65,300	398,983
CoStar Group Inc (d)	19,400	1,463,536
Jones Lang LaSalle Inc (d)	51,300	13,841,253
		15,703,772
Residential REITs - 0.4%
Invitation Homes Inc	177,200	6,248,072
Mid-America Apartment Communities Inc	55,000	8,739,500
Sun Communities Inc	39,600	5,351,940
		20,339,512
Retail REITs - 0.3%
Macerich Co/The	312,000	5,690,880
SITE Centers Corp	124,025	7,503,513
		13,194,393
Specialized REITs - 1.1%
American Tower Corp	38,900	9,046,584
Crown Castle Inc	74,800	8,873,524
Equinix Inc	16,250	14,423,988
Four Corners Property Trust Inc	290,000	8,499,900
Public Storage Operating Co	37,500	13,645,125
		54,489,121
TOTAL REAL ESTATE		136,512,393

Utilities - 2.5%
Electric Utilities - 1.6%
American Electric Power Co Inc	66,051	6,776,833
Constellation Energy Corp	30,478	7,924,890
Edison International	75,109	6,541,243
Entergy Corp	44,100	5,804,001
Evergy Inc	24,300	1,506,843
Eversource Energy	72,200	4,913,210
Exelon Corp	75,900	3,077,745
FirstEnergy Corp	74,700	3,312,945
Hawaiian Electric Industries Inc	120,900	1,170,312
NextEra Energy Inc	185,565	15,685,809
NRG Energy Inc	32,607	2,970,498
PG&E Corp	354,557	7,009,592
Pinnacle West Capital Corp	17,400	1,541,466
PPL Corp	141,600	4,684,128
Southern Co/The	25,446	2,294,720
TXNM Energy Inc	7,600	332,651
		75,546,886
Gas Utilities - 0.0%
UGI Corp	55,100	1,378,602
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	124,700	2,501,482
NextEra Energy Partners LP	83,200	2,297,984
Talen Energy Corp (d)	14,800	2,637,952
Vistra Corp	53,400	6,330,036
		13,767,454
Multi-Utilities - 0.6%
Ameren Corp	35,200	3,078,592
CenterPoint Energy Inc	160,000	4,707,200
Consolidated Edison Inc	35,100	3,654,963
NiSource Inc	103,300	3,579,345
Public Service Enterprise Group Inc	72,700	6,485,567
Sempra	98,100	8,204,103
		29,709,770
TOTAL UTILITIES		120,402,712

TOTAL UNITED STATES		4,556,664,383
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd	228,900	3,120,941
TOTAL COMMON STOCKS (Cost $3,780,006,985)		4,790,471,877

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (c)(e)	894,646	769,396
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc Series E (c)(d)(e)	75,279	528,458
Health Care - 0.0%
Biotechnology - 0.0%
Endeavor BioMedicines Inc Series C (c)(e)	100,705	723,062
Health Care Equipment & Supplies - 0.0%
Medical Microinstruments Inc/Italy Series C (c)(e)	22,820	759,678
TOTAL HEALTH CARE		1,482,740

TOTAL UNITED STATES		2,011,198
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,819,789)		2,780,594

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA 10% 12/31/2026 (c)(e) (Cost $944,135)	944,135	954,216

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/10/2024	5.29	140,000	139,837
US Treasury Bills 0% 11/7/2024 (g)	5.12	350,000	348,310
US Treasury Bills 0% 12/12/2024 (g)	4.93	160,000	158,570
US Treasury Bills 0% 12/19/2024 (g)	4.61 to 4.68	440,000	435,650
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,081,984)			1,082,367

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.89	53,343,227	53,353,895
Fidelity Securities Lending Cash Central Fund (h)(i)	4.89	14,063,744	14,065,150
TOTAL MONEY MARKET FUNDS (Cost $67,419,045)			67,419,045

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,852,271,938)	4,862,708,099
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(16,549,771)
NET ASSETS - 100.0%	4,846,158,328

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	56	Dec 2024	16,279,900	345,328	345,328

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,544,657 or 0.0% of net assets.

(d)	Non-income producing
(e)	Level 3 security
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $838,037.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Endeavor BioMedicines Inc Series C	4/22/24	657,060

InSightec Ltd Series G	6/17/24	794,267

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 9/30/24	944,135

Lionsgate Studios Corp	12/22/23	528,841

Medical Microinstruments Inc/Italy Series C	2/16/24	760,675

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

OpenAI Global LLC rights	9/30/24	403,380

Saluda Medical Inc Series E	4/06/23	607,788

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	56,008,494	733,036,100	735,692,385	2,254,323	1,686	-	53,353,895	0.1%
Fidelity Securities Lending Cash Central Fund	13,497,128	92,517,899	91,949,877	11,780	-	-	14,065,150	0.1%
Total	69,505,622	825,553,999	827,642,262	2,266,103	1,686	-	67,419,045

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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